Intangible Assets - Estimated annual amortization expense (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Assets
2024	¥ 3,007	$ 424
2025	3,007	424
2026	3,007	424
2027	3,007	424
2028 and after	¥ 9,120	$ 1,283